As filed with the Securities and Exchange Commission on October 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22428

Cushing Funds Trust
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

The Cushing MLP Premier Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2012

	Shares	Fair Value
Common Stock - 1.7% (1)
Natural Gas Gathering/Processing - 1.7% (1)
United States - 1.7% (1)
Targa Resources Corp.	202,900	$9,185,283
Total Common Stock (Cost $8,929,729)		$9,185,283

Master Limited Partnerships and Related Companies - 94.3% (1)
Coal - 1.7% (1)
United States - 1.7% (1)
Alliance Holdings GP, L.P.	191,200	$9,254,080

Crude Oil/Natural Gas Production - 13.3% (1)
United States - 13.3% (1)
Breitburn Energy Partners, L.P.	840,000	16,438,800
EV Energy Partners, L.P.	273,300	17,155,041
Linn Energy, LLC	715,900	28,464,184
Pacific Coast Oil Trust	120,100	2,275,895
SandRidge Permian Trust	471,600	9,422,568
		73,756,488
Crude Oil/Refined Products Pipelines and Storage - 30.7% (1)
United States - 30.7% (1)
Enbridge Energy Partners, L.P.	900,500	26,528,730
Genesis Energy, L.P.	675,300	21,825,696
Kinder Morgan Management, LLC (4)	389,476	28,867,961
Magellan Midstream Partners, L.P.	312,300	25,911,531
NuStar Energy L.P.	394,800	20,024,256
Plains All American Pipeline, L.P.	328,100	28,390,493
Sunoco Logistics Partners, L.P.	402,700	18,785,955
		170,334,622
Natural Gas/Natural Gas Liquid Pipelines and Storage - 22.4% (1)
United States - 22.4% (1)
Boardwalk Pipeline Partners, L.P.	209,900	5,673,597
El Paso Pipeline Partners, L.P.	594,400	21,511,336
Energy Transfer Equity, L.P.	630,900	27,728,055
Energy Transfer Partners, L.P.	138,800	5,929,536
Enterprise Products Partners, L.P.	572,700	30,582,180
ONEOK Partners, L.P.	351,600	19,977,912
Williams Partners, L.P.	247,900	12,786,682
		124,189,298
Natural Gas Gathering/Processing - 21.4% (1)
United States - 21.4% (1)

Atlas Pipeline Partners, L.P.	250,500	8,702,370
Crosstex Energy, L.P.	761,659	11,333,486
DCP Midstream Partners, L.P.	408,600	17,627,004
DCP Midstream Partners, L.P. (5)	77,000	3,219,370
Hi-Crush Partners, L.P. (3)	300,000	5,838,000
MarkWest Energy Partners, L.P.	321,100	17,050,410
Regency Energy Partners, L.P.	713,800	16,517,332
Targa Resources Partners, L.P.	500,000	20,260,000
Western Gas Partners, L.P.	372,600	17,791,650
		118,339,622
Propane - 4.8% (1)
United States - 4.8% (1)
Inergy, L.P.	1,241,700	26,771,052

Total Master Limited Partnerships and Related Companies (Cost $483,344,878)		$522,645,162

Preferred Stock - 2.5% (1)
Crude Oil/Refined Products Pipelines and Storage - 0.7% (1)
United States - 0.7% (1)
Blueknight Energy Partners, L.P.	474,341	$4,098,306

Shipping - 1.8% (1)
Republic of the Marshall Islands - 1.8% (1)
Capital Product Partners, L.P. (6)	1,111,111	9,999,999

Total Preferred Stock (Cost $13,233,459)		$14,098,305

Short-Term Investments - Investment Companies - 2.9% (1)
United States - 2.9% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (2)	3,223,754	$3,223,754
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	3,223,754	3,223,754
Fidelity Money Market Portfolio - Institutional Class, 0.16% (2)	3,223,753	3,223,753
First American Government Obligations Fund - Class Z, 0.02% (2)	3,223,754	3,223,754
First American Treasury Obligations Fund - Class Z, 0.00% (2)	3,223,754	3,223,754
Total Short-Term Investments (Cost $16,118,769)		$16,118,769

Total Investments - 101.4% (1) (Cost $521,626,835)		$562,047,519
Liabilities in Excess of Other Assets - (1.4)% (1)		(7,940,597)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$554,106,922

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Rate reported is the current yield as of August 31, 2012.
(3)	No distribution or dividend was made during the period ended August 31, 2012. As such, it is classified as a non-income producing security as of August 31, 2012.
(4)	Security distributions are paid-in-kind.
(5)	Restricted security.
(6)	Restricted security under Rule 144A.

Cushing Royalty Energy Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2012

Common Stock - 10.5% (1)	Shares	Fair Value
Crude Oil/Natural Gas Production – 2.9%(1)
United States – 2.9% (1)
Pengrowth Energy Corporation	338	$2,288

Exploration and Production - 7.6%(1)
Canada – 7.6%(1)
ARC Resources LTD	75	1,774
Baytex Energy Corporation	35	1,594
Crescent Point Energy Corporation	60	2,495
		5,863

Total Common Stock (Cost $7,589)		$8,151

Master Limited Partnerships and Related Companies - 47.3% (1)
Crude Oil/Natural Gas Production - 47.3%(1)
United States - 47.3% (1)
Breitburn Energy Partners, L.P.	239	$4,677
Dorchester Minerals, L.P.	74	1,627
EV Energy Partners, L.P.	70	4,394
Legacy Reserves, L.P.	157	4,379
Linn Energy, LLC	122	4,851
LRR Energy, L.P.	133	2,399
Memorial Production Partners, L.P	146	2,594
MID-CON Energy Partners, L.P.	103	2,304
Pioneer Southwest Energy Partners, L.P.	151	3,866
QR Energy, L.P.	201	3,592
Vanguard Natural Resources, LLC	64	1,832
Total Master Limited Partnerships and Related Companies (Cost $33,860)		$36,515

Royalty Trusts - 34.7% (1)
Crude Oil/Natural Gas Production - 34.7% (1)
United States - 34.7% (1)
BP Prudhoe Bay Royalty Trust	40	$3,533
Enduro Royalty Trust	86	1,570
MV Oil Trust	67	2,259
Pacific Coast Oil Trust	170	3,222
Permian Basin Royalty Trust	198	3,083
Sabine Royalty Trust	46	2,422
Sandridge Mississippian Trust II	189	3,933
Sandridge Permian Trust I	184	3,676
VOC Energy Trust	114	2,046

Whiting USA Trust II	57	1,094
Total US Royalty Trusts (Cost $26,710)		$26,838

Short-Term Investments - Investment Companies - 34.1% (1)	Shares
United States - 34.1% (1)
First American Tax Free Obligations - Class Z, 0.00% (2)	6,162	$6,162
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	6,162	6,162
Fidelity Money Market Protfolio - Institutional Class, 0.16% (2)	6,162	6,162
First American Treasury Obligations Fund - Class Z, 0.00% (2)	7,851	7,851
Total Short-Term Investments (Cost $26,337)		$26,337

Total Investments - 126.6% (1) (Cost $94,496)		$97,841
Liabilities in Excess of Other Assets - (26.6)% (1)		(20,570)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$77,271

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Rate reported is the current yield as of August 31, 2012.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2012 for The Cushing MLP Premier Fund was as follows*:

Cost of investments	$522,794,359
Gross unrealized appreciation	43,803,955
Gross unrealized depreciation	(4,550,795)
Net unrealized appreciation	$39,253,160

The cost basis of investments for federal income tax purposes at August 31, 2012 for Cushing Royalty Energy Income Fund was as follows:

Cost of investments	$94,496
Gross unrealized appreciation	4,161
Gross unrealized depreciation	(816)
Net unrealized appreciation	$3,345

*The above table only reflects tax adjustments through November 30, 2011.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of The Cushing Premier Fund’s and Cushing Royalty Energy Income Fund’s (each a “Fund” and collectively, the “Funds”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

The Cushing MLP Premier Fund		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2012	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock	$9,185,283	$9,185,283	$-	$-
Master Limited Partnerships and Related Companies (a)	522,645,162	519,425,792	3,219,370	-
Preferred Stock (a)	14,098,305	4,098,306	9,999,999	-
Total Equity Securities	545,928,750	532,709,381	13,219,369	-
Other
Short-Term Investments	16,118,769	16,118,769	-	-
Total Other	16,118,769	16,118,769	-	-
Total	$562,047,519	$548,828,150	$13,219,369	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2012.

Cushing Royalty Energy Income Fund		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2012	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock	$8,151	$8,151	$-	$-
Master Limited Partnerships and Related Companies (a)	36,515	36,515	-	-
Royalty Trusts (a)	26,838	26,838	-	-
Total Equity Securities	71,504	71,504	-	-
Other
Short-Term Investments	26,337	26,337	-	-
Total Other	26,337	26,337	-	-
Total	$97,841	$97,841	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2012.

 There were no transfers between any levels in either of the Funds during the period ended August 31, 2012.

Derivative Financial Instruments

The Funds did not hold any derivative financial instruments during the period ended August 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cushing Funds Trust

By (Signature and Title)                  /s/ Jerry V. Swank
Jerry V. Swank, President

Date           October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Jerry V. Swank
Jerry V. Swank, President

Date           October 29, 2012

By (Signature and Title)                  /s/ John H. Alban
John H. Alban, Treasurer

Date           October 29, 2012